Non Royalty Bearing Grants	6 Months Ended
Jun. 30, 2026
Non Royalty Bearing Grants [Abstract]
NON ROYALTY BEARING GRANTS

NOTE 5 – NON ROYALTY BEARING GRANTS

Non royalty bearing grants received from Innovate UK – the UK’s innovation agency as part of the Energy Catalyst Round 10: Islanded Wave Powered Microgrid Pilot for Remote Islands in Thailand, and from European Commission in the EU Horizon 2020 Research and Innovation Program as part of the ILIAD consortium for our participation in a three years program consortium of 56 partners to combine high-resolution modelling with real-time sensing of ocean parameters. During the six months period ended June 30, 2026, and 2025 the company recognized $185 thousand and $ 118 thousands non royalty bearing grants, respectively.